Cover	Apr. 10, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 10, 2026, BiomX Inc. (the “Company”) filed a Current Report on Form 8-K to report the acquisition of Zorronet Ltd. (“Zorronet”), an Israeli artificial intelligence defense technology company (the “Original Zorronet Report”). On April 13, 2026, the Company filed a Current Report on Form 8-K to report the acquisition of a majority stake in Frucht Systems Ltd., an Israeli company (“DFSL”), a developer of proprietary LADAR (Laser Radar)–based detection systems for security, defense, and critical infrastructure applications (the “Original Frucht Report” and together with the Original Zorronet Report, the “Original Reports”)
Document Period End Date	Apr. 10, 2026
Entity File Number	001-38762
Entity Registrant Name	BIOMX INC.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	850 New Burton Road
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	972
Local Phone Number	52-437-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PHGE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false